Group statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 3,451		$ 2,931
Items that will not be reclassified to profit or loss:
Actuarial losses on post-retirement benefit plans		(283)		(648)
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(4)		(6)
Tax relating to these components of other comprehensive income		75		171
Share of other comprehensive losses of equity accounted units, net of tax		(6)		0
Items that will not be reclassified to profit or loss		(218)		(483)
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustment	[1]	(945)		269
Fair value movements:
– Cash flow hedge gains/(losses)		69		(47)
– Cash flow hedge losses/(gains) transferred to the income statement		21		(7)
Net change in costs of hedging		10		14
Tax relating to these components of other comprehensive income		(46)		3
Share of other comprehensive (loss)/income of equity accounted units, net of tax		(32)		11
Other comprehensive loss for the period, net of tax		(1,141)		(240)
Total comprehensive income for the period		2,310	[2]	2,691	[3]
Total comprehensive income for the year - attributable to owners of Rio Tinto		2,289		3,890
Total comprehensive income for the year - attributable to non-controlling interests		$ 21		$ (1,199)

[1]	Excludes a currency translation loss of US$75 million for the period ended 30 June 2020 (30 June 2019: loss of US$31 million) arising on Rio Tinto Limited’s share capital, which is recognised in the Group statement of changes in equity on pages F-7 and F-8.
[2]	Refer to Group statement of comprehensive income for further details.
[3]	Refer to Group statement of comprehensive income for further details.